Pension Plans (Details 14) (International Pension Benefits [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
International Pension Benefits [Member]
Expected future benefit payments
2013	$ 5
2014	5
2015	6
2016	6
2017	6
2018-2022	$ 34